Offerings - Offering: 1	Oct. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit	36.83
Maximum Aggregate Offering Price	$ 9,207,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 801.06
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”), which become issuable under the Nektar Therapeutics 2025 Inducement Plan, as amended, (the “Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of common stock.

The amount to be registered represents 250,000 additional shares of Common Stock issuable under the Plan, pursuant to an amendment approved by the Board of Directors of the Registrant on September 23, 2026.

The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act on the basis of the average of the high and low sales prices of the Common Stock as reported on the Nasdaq Capital Market on October 16, 2026.